Short-term Borrowings (Narrative) (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short term borrowings	$ 21,468,000		$ 31,596,000
Current borrowing available		$ 404,204,000
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short term borrowings		0	$ 31,596,000
Short-term debt, weighted average interest rate			0.40%
Correspondent Banks [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		$ 15,000,000